SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION
Summary of the employee equity award activity under the 2019 Plan

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	79,015,500	0.0002	43,045	—	—
Vested	(19,753,888)	0.0002	10,761	—	—
Forfeit	—	—	—	—	—
Outstanding as of December 31, 2019	59,261,584	0.0002	32,284	9	291,567
Granted	25,917,240	0.0002	16,387	—	—
Vested	(18,499,536)	0.0002	10,985	—	—
Forfeit	(32,492,992)	0.0002	17,701	—	—
Outstanding as of December 31, 2020	34,186,296	0.0002	19,985	8	36,237

Vested and expected to vest as of December 31, 2020	34,186,296	0.0002	19,985	—	36,237
Exercisable as of December 31, 2020	31,767,912	0.0002	18,213	—	33,674

Summary of assumptions used to estimate the fair value of the share options granted to employees

		2019		2020
Risk-free interest rate		2.79%		0.82%
Expected volatility		41.06%		74.37%
Expected dividend yield		0.00%		0.00%
Exercise multiple		2.80		2.20
Expected post-vesting forfeiture rate		0.00%		0.00%
Fair value of share option	US$	0.5448	US$	0.6323